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                           [VEDDER PRICE LETTERHEAD]


                                                                  April 27, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

   Re:  Aston Funds
        Post-Effective Amendment No. 80 under the Securities Act of 1933 and Amendment No. 82 under Investment Company Act of 1940
        File Nos. 33-68666 and 811-8004


To the Commission:

     On behalf of Aston Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 80 to its Registration Statement on Form N-1A (Amendment No. 82 under the 1940 Act).

     This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of adding Class I Shares to two series of the Trust. We intend for this Amendment to become effective on June 26, 2007.

     If you have any questions or comments concerning this filing, please contact either Teresa M.R. Hamlin at (617) 338-4340 or Aaron Remorenko at (617) 338-4426 of PFPC Inc.

                                                     Very truly yours,

                                                     /s/ Corey L. Zarse
                                                     ---------------------------

                                                     Corey L. Zarse

CLZ/kc
Enclosures
cc:  Teresa M.R. Hamlin, Esq.
     Aaron Remorenko